Income Taxes (Details) - Schedule of Changes in Valuation Allowance - USD ($)	6 Months Ended	12 Months Ended
	Mar. 31, 2024	Sep. 30, 2023	Sep. 30, 2022
Valuation allowance:
Balance at beginning of the year	$ 468,938	$ 211,556	$ 51,244
Additions	153,515	271,702	179,259
Loss utilized		(49,314)
Exchange difference	(20,358)	34,994	(18,947)
Balance at end of the year	$ 602,095	$ 468,938	$ 211,556